Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule of future minimum contractual charter revenue
Years ending December 31,	Amount*
2014	$ 25,811
2015	7,917
2016	-
2017	-
2018	-
2019 and thereafter	-
Total	$33,728

Schedule of future minimum contractual obligations
Years ending December 31,	Amount
2014	$ -
2015	161,280
2016	139,340
2017	-
2018	-
2019 and thereafter	-
Total	$300,620